Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

Related parties include management, the Board of Directors, close family members and enterprises that are controlled by these individuals as well as certain persons performing similar functions.

Compensation of key management personnel

Key management includes independent directors, the executive chairman of the board of directors (the “Chairman”), the president and chief executive officer (“CEO”) and the chief financial officer (“CFO”). The remuneration of members of key management personnel were as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023
	$	$
Management salaries and benefits	1,303,494	1,334,590
Share-based payments	302,191	407,115
	1,605,685	1,741,705

In accordance with IAS 24, key management personnel are those having authority and responsibility for planning, directing, and controlling the activities of the Company.